Critical Accounting Estimates and Judgments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Critical accounting estimates and judgments [line items]
Impairment losses on goodwill	¥ 42,398	¥ 0	¥ 62,624
Provision	224,274	200,053
Net assets of retirement benefits	480,053	129,976
Deferred tax assets	28,958	102,198
Net total of deferred tax liabilities	370,577
Net total of deferred tax assets		36,015
Allowance for loan losses	849,287	706,405
Impairment losses on other intangible assets	448	28,689	4,041
Provision for interest repayment [member]
Critical accounting estimates and judgments [line items]
Provision	¥ 141,201	¥ 143,429	¥ 148,409
Interest Rate Restriction Act [member] | Minimum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	15.00%
Interest Rate Restriction Act [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	20.00%
Act regulating the receipt of contributions, receipt of deposits and interest rates [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	29.20%